6. RELATED PARTY TRANSACTIONS (Details Narrative 1) (USD $)	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012
Chief Executive Officer Finders Fee
Related party transaction	$ 258,495	$ 281,399
Chief Financial Officer Finders Fee
Related party transaction	258,421	281,421
Entity controlled by the Company Chief Executive Officer
Related party transaction	240,000	240,000
Compensation/fees unpaid, owed to related party	50,000	20,000
Director who became the Company Chief Financial Officer
Related party transaction	227,272	150,900
Compensation/fees unpaid, owed to related party	9,750	28,948
Entity controlled by the Company President
Related party transaction	108,424	23,161
Compensation/fees unpaid, owed to related party	19,220	47,106
Chief Operating Officer
Management fees	190,624
Management fees accrued but not yet paid	$ 13,541